Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Investment properties	$ 586,317	$ 651,965
Property, plant and equipment	145,553	128,124
Trading properties	6,035	6,556
Intangible assets	9,967	9,231
Right of use assets	18,739	14,651
Biological assets	9,305	13,086
Investment in associates and joint ventures	39,680	38,628
Deferred income tax assets	1,428	140
Income tax and credits	22	52
Restricted assets	1,202	1,005
Trade and other receivables	33,710	31,891
Investment in financial assets	2,065	1,860
Derivative financial instruments	392	140
Total non-current assets	854,415	897,329
Current assets
Trading properties	144	416
Biological assets	18,694	19,859
Inventories	28,216	28,933
Income tax and credits	1,144	121
Trade and other receivables	77,821	71,823
Investment in financial assets	43,821	41,131
Derivative financial instruments	6,162	6,036
Cash and cash equivalents	38,936	75,261
Total current assets	214,938	243,580
TOTAL ASSETS	1,069,353	1,140,909
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	209,674	177,431
Non-controlling interest	273,352	268,368
TOTAL SHAREHOLDERS' EQUITY	483,026	445,799
Non-current liabilities
Borrowings	159,351	99,520
Deferred income tax liabilities	195,019	250,608
Trade and other payables	12,255	9,912
Provisions	6,465	1,102
Derivative financial instruments	46	269
Lease liabilities	17,835	15,218
Payroll and social security liabilities	339	332
Total non-current liabilities	391,310	376,961
Current liabilities
Trade and other payables	75,933	66,662
Borrowings	102,701	205,377
Provisions	866	451
Payroll and social security liabilities	6,791	5,322
Income tax and liabilities	1,652	33,258
Lease liabilities	5,828	4,932
Derivative financial instruments	1,246	2,147
Total Current liabilities	195,017	318,149
TOTAL LIABILITIES	586,327	695,110
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 1,069,353	$ 1,140,909